Property, plant and equipment	12 Months Ended
Mar. 31, 2012
Property, plant and equipment [Abstract]
Property, plant and equipment

13. Property, plant and equipment

March 31, 2012	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$347,699	$124,982	$222,717
Major component parts in use	74,444	28,741	45,703
Other equipment	35,736	17,017	18,719
Licensed motor vehicles	27,120	19,775	7,345
Office and computer equipment	13,438	8,977	4,461
Buildings	4,355	3,235	1,120
Land	281	–	281
Leasehold improvements	6,620	2,232	4,388
Assets under capital lease	16,579	8,538	8,041
	$526,272	$213,497	$312,775

March 31, 2011	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$341,734	$108,051	$233,683
Major component parts in use	47,248	15,593	31,655
Other equipment	31,877	14,136	17,741
Licensed motor vehicles	21,368	16,592	4,776
Office and computer equipment	12,128	5,899	6,229
Buildings	21,657	8,176	13,481
Land	281	–	281
Leasehold improvements	9,422	3,856	5,566
Assets under capital lease	19,506	11,054	8,452
	$505,221	$183,357	$321,864

Assets under capital lease are comprised predominately of licensed motor vehicles.

During the year ended March 31, 2012, additions to property, plant and equipment included $7,215 of assets that were acquired by means of capital leases (2011 – $427; 2010 – $1,523). Depreciation of equipment under capital lease of $2,005 (2011 – $2,723; 2010 – $4,081) was included in depreciation expense.